Average Annual Total Returns - ETF - Vanguard European Stock Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Europe Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Europe Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Europe Index (reflects no deduction for fees or expenses) 10 Years	Spliced European Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced European Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced European Stock Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Europe All Cap Fair Market Value Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	6.50%	7.33%	5.74%	5.91%	6.57%	4.98%	4.20%	5.67%	4.50%	5.54%	7.24%	5.63%	6.54%	7.29%	5.90%	6.31%	7.22%	5.69%	6.54%	7.29%	5.72%	6.49%	7.34%		11.24%	9.07%	5.22%